Significant Accounting Policies and Estimates (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies and Estimates [Abstract]
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Years Ended December 31, 2023
Balance sheet date spot rates (as of December 31, 2025, 2024 and 2023):	$6.9931	$7.2993	$7.0999
Average rate (for the years ended December 31, 2025, 2024 and 2023):	$7.1875	$7.1957	$7.0809

Schedule of Disaggregates Revenue	The Company disaggregate revenue into four revenue streams, consisting of entrust recruitment service, project outsourcing service, research and development technical services and others as the following table:
	For the Years Ended December 31,
	2025	2024	2023
Category of Revenue
Entrusted recruitment service	$1,102,925	$42,174	$1,487,188
Project outsourcing service	13,968,707	12,763,987	10,086,496
Research and development technical services	1,350,320	—	—
Other	55,089	3,050	1,193
Total revenues	$16,477,041	$12,809,211	$11,574,877

Schedule of Disaggregates Revenue

The Company disaggregates revenue by transferal of services as the following table:

	For the Years Ended December 31,
	2025	2024	2023
Timing of Revenue Recognition
Services transferred over time	$15,071,632	$12,809,211	$11,574,877
Services transferred at a point in time	1,405,409	—	—
Total revenues	$16,477,041	$12,809,211	$11,574,877